UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-22121

Registrant Name:	PIMCO Income Opportunity Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	June 30

Date of Reporting Period:	September 30, 2016

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Income Opportunity Fund

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 167.1%
BANK LOAN OBLIGATIONS 4.0%
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		$7,507	$7,538
iHeartCommunications, Inc.
7.274% due 01/30/2019		4,600	3,543
OGX
13.000% due 04/10/2049 (c)		271	119
Sequa Corp.
5.250% due 06/19/2017		3,102	2,731

Total Bank Loan Obligations (Cost $15,366)			13,931

CORPORATE BONDS & NOTES 60.4%
BANKING & FINANCE 26.6%
AGFC Capital Trust
6.000% due 01/15/2067 (j)		2,300	1,173
Ally Financial, Inc.
8.000% due 11/01/2031		650	804
8.000% due 11/01/2031 (j)		1,020	1,265
Banco Continental SAECA
8.875% due 10/15/2017 (j)		3,900	3,919
Banco do Brasil S.A.
6.250% due 04/15/2024 (f)		240	169
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	3,100	818
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)(j)		500	581
Barclays Bank PLC
7.625% due 11/21/2022 (j)		$400	445
14.000% due 06/15/2019 (f)(j)	GBP	2,170	3,525
Barclays PLC
6.500% due 09/15/2019 (f)	EUR	200	210
7.875% due 09/15/2022 (f)(j)	GBP	1,970	2,499
8.000% due 12/15/2020 (f)	EUR	200	226
BCD Acquisition, Inc.
9.625% due 09/15/2023 (j)		$1,600	1,680
Blackstone CQP Holdco LP
9.296% due 03/19/2019		11,311	11,453
Cantor Fitzgerald LP
7.875% due 10/15/2019 (j)		3,160	3,516
Communications Sales & Leasing, Inc.
8.250% due 10/15/2023 (j)		1,300	1,371
Credit Agricole S.A.
7.500% due 06/23/2026 (f)(j)	GBP	1,000	1,286
7.875% due 01/23/2024 (f)(j)		$2,900	2,913
Credit Suisse AG
6.500% due 08/08/2023 (j)		200	217
Double Eagle Acquisition Sub, Inc.
7.500% due 10/01/2024 (b)		740	756
Exeter Finance Corp.
9.750% due 05/20/2019		2,800	2,661
HSBC Holdings PLC
6.000% due 09/29/2023 (f)(j)	EUR	1,400	1,653
Jefferies Finance LLC
7.500% due 04/15/2021 (j)		$2,285	2,231
Jefferies LoanCore LLC
6.875% due 06/01/2020 (j)		1,450	1,327
KGH Intermediate Holdco LLC
12.000% due 08/08/2019 (h)		4,940	4,799
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)(j)	GBP	3,100	4,119
7.875% due 06/27/2029 (f)(j)		1,300	1,756
MPT Operating Partnership LP
5.250% due 08/01/2026		$805	837
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	1,200	1,347
Nationwide Building Society
10.250% due 06/29/2049 (f)	GBP	8	1,247
Navient Corp.
5.500% due 01/15/2019 (j)		$845	860
5.625% due 08/01/2033		170	136
8.000% due 03/25/2020 (j)		1,100	1,182
OneMain Financial Holdings LLC
6.750% due 12/15/2019		288	304

Pinnacol Assurance
8.625% due 06/25/2034 (h)		2,900	3,162
Provident Funding Associates LP
6.750% due 06/15/2021		1,000	1,014
Rio Oil Finance Trust
9.250% due 07/06/2024		1,550	1,430
9.750% due 01/06/2027		282	257
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (f)(j)		3,250	3,014
8.000% due 08/10/2025 (f)(j)		1,900	1,791
8.625% due 08/15/2021 (f)		1,000	987
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (f)(j)	GBP	2,500	3,207
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022 (j)		$3,400	3,757
6.125% due 02/07/2022		600	663
Springleaf Finance Corp.
5.250% due 12/15/2019		84	86
8.250% due 12/15/2020 (j)		2,100	2,310
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	1,763	2,539
TIG FinCo PLC
8.500% due 03/02/2020		431	572
8.750% due 04/02/2020 (j)		2,336	2,649
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (e)		$10,954	2,838
UBS Group AG
5.750% due 02/19/2022 (f)	EUR	400	464

			94,025

INDUSTRIALS 26.4%
ADT Corp.
4.875% due 07/15/2032		$220	195
Altice Financing S.A.
7.500% due 05/15/2026 (j)		2,200	2,296
Ancestry.com Holdings LLC (9.625% Cash or 10.375% PIK)
9.625% due 10/15/2018 (c)		800	811
Beazer Homes USA, Inc.
8.750% due 03/15/2022		200	211
BMC Software Finance, Inc.
8.125% due 07/15/2021		239	218
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (c)(j)		3,362	3,059
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(j)(g)		10,192	10,702
9.000% due 02/15/2020 ^(g)		583	604
California Resources Corp.
8.000% due 12/15/2022		1,826	1,223
Camelot Finance S.A.
7.875% due 10/15/2024 (b)		1,400	1,447
Chesapeake Energy Corp.
3.930% due 04/15/2019		29	27
6.250% due 01/15/2017	EUR	2,000	2,250
Continental Airlines Pass-Through Trust
7.707% due 10/02/2022 (j)		$633	691
8.048% due 05/01/2022 (j)		567	634
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		200	0
9.250% due 06/30/2020 ^		1,800	0
Crimson Merger Sub, Inc.
6.625% due 05/15/2022 (j)		1,000	885
CVS Pass-Through Trust
7.507% due 01/10/2032 (j)		2,531	3,240
Dakota Merger Sub, Inc.
10.750% due 09/01/2024 (j)		1,600	1,572
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021 (j)		512	579
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (j)		1,500	1,459
Enterprise Inns PLC
6.875% due 05/09/2025	GBP	20	26
Forbes Energy Services Ltd.
9.000% due 06/15/2019 ^(g)		$1,580	403
Harvest Operations Corp.
2.330% due 04/14/2021		2,538	2,553
HCA, Inc.
4.500% due 02/15/2027 (j)		900	906
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	800	885
iHeartCommunications, Inc.
9.000% due 03/01/2021 (j)		$3,790	2,838
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		3,958	1,336
8.125% due 06/01/2023		166	57

Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		6,181	5,594
Kinetic Concepts, Inc.
9.625% due 10/01/2021 (j)		4,200	4,210
Landry’s, Inc.
6.750% due 10/15/2024 (b)		1,200	1,224
Millar Western Forest Products Ltd.
8.500% due 04/01/2021		1,876	997
NXP BV
3.875% due 09/01/2022 (j)		1,300	1,365
OGX Austria GmbH
8.375% due 04/01/2022 ^		3,300	0
8.500% due 06/01/2018 ^		3,700	0
Perstorp Holding AB
8.750% due 05/15/2017 (j)		4,600	4,601
Petroleos de Venezuela S.A.
6.000% due 11/15/2026		130	55
Prime Security Services Borrower LLC
9.250% due 05/15/2023 (j)		2,350	2,567
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	100	154
Sabine Pass Liquefaction LLC
5.875% due 06/30/2026		$1,500	1,636
Safeway, Inc.
7.250% due 02/01/2031		140	140
Sequa Corp.
7.000% due 12/15/2017		2,700	938
SFR Group S.A.
6.000% due 05/15/2022 (j)		500	512
7.375% due 05/01/2026 (j)		2,938	3,007
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017 (j)		7,650	7,669
Spirit Issuer PLC
6.582% due 12/28/2027	GBP	2,175	2,982
Tembec Industries, Inc.
9.000% due 12/15/2019 (j)		$1,800	1,372
Times Square Hotel Trust
8.528% due 08/01/2026 (j)		4,652	5,528
UAL Pass-Through Trust
9.750% due 07/15/2018 (j)		702	719
10.400% due 05/01/2018 (j)		504	506
UCP, Inc.
8.500% due 10/21/2017		2,800	2,786
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	1,348	1,834
7.395% due 03/28/2024		500	658
Versum Materials, Inc.
5.500% due 09/30/2024		$800	824

			92,985

UTILITIES 7.4%
Frontier Communications Corp.
10.500% due 09/15/2022		450	479
11.000% due 09/15/2025		450	471
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		200	202
6.000% due 11/27/2023 (j)		1,350	1,463
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021		381	415
6.510% due 03/07/2022 (j)		3,400	3,791
6.605% due 02/13/2018	EUR	100	120
8.625% due 04/28/2034		$1,081	1,426
9.250% due 04/23/2019		100	115
Illinois Power Generating Co.
6.300% due 04/01/2020 (j)		4,295	1,739
7.950% due 06/01/2032 (j)		4,033	1,613
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		3,750	1,181
Petrobras Global Finance BV
5.750% due 01/20/2020		570	589
6.250% due 03/17/2024		20	20
6.250% due 12/14/2026	GBP	600	728
6.625% due 01/16/2034		200	229
7.875% due 03/15/2019 (j)		$2,777	3,013
Sierra Hamilton LLC
12.250% due 12/15/2018		200	146
Sprint Capital Corp.
6.900% due 05/01/2019 (j)		1,100	1,144
Sprint Communications, Inc.
7.000% due 08/15/2020		1,100	1,111
Sprint Corp.
7.125% due 06/15/2024 (j)		4,082	4,000
7.875% due 09/15/2023		165	167

TerraForm Power Operating LLC
9.375% due 02/01/2023 (j)		1,900	1,966

			26,128

Total Corporate Bonds & Notes (Cost $232,825)			213,138

CONVERTIBLE BONDS & NOTES 1.5%
BANKING & FINANCE 1.5%
SL Green Operating Partnership LP
3.000% due 10/15/2017 (j)		3,800	5,310

Total Convertible Bonds & Notes (Cost $3,796)			5,310

MUNICIPAL BONDS & NOTES 0.9%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		120	133
7.750% due 01/01/2042		210	226

			359

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		155	156

WEST VIRGINIA 0.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		2,690	2,589

Total Municipal Bonds & Notes (Cost $3,062)			3,104

U.S. GOVERNMENT AGENCIES 0.4%
Fannie Mae
4.000% due 10/01/2040		39	42
Freddie Mac
0.100% due 05/25/2020 (a)		47,008	122
0.837% due 10/25/2020 (a)(j)		27,899	654
5.175% due 10/25/2028		600	632

Total U.S. Government Agencies (Cost $1,458)			1,450

NON-AGENCY MORTGAGE-BACKED SECURITIES 42.3%
Adjustable Rate Mortgage Trust
3.216% due 01/25/2036		183	159
Auburn Securities PLC
0.673% due 10/01/2041	GBP	219	279
Banc of America Alternative Loan Trust
15.784% due 09/25/2035 ^		$1,742	2,121
Banc of America Funding Trust
2.839% due 12/20/2036		173	174
2.908% due 12/20/2034		1,046	972
3.051% due 03/20/2036 ^		1,245	1,075
3.298% due 10/20/2046 ^		647	484
Banc of America Mortgage Trust
2.747% due 10/20/2046 ^		179	110
3.193% due 09/25/2034		205	201
5.750% due 08/25/2034		354	373
Bayview Commercial Asset Trust
0.745% due 03/25/2037		188	168
Bear Stearns Adjustable Rate Mortgage Trust
2.859% due 03/25/2035		397	378
2.896% due 09/25/2034		115	108
3.095% due 08/25/2047 ^		474	396
3.192% due 09/25/2034		85	83
3.259% due 10/25/2036 ^		1,207	1,027
4.691% due 06/25/2047 ^		350	321
Bear Stearns ALT-A Trust
0.845% due 06/25/2046 ^(j)		3,949	3,163
1.225% due 01/25/2035 (j)		772	752
2.953% due 04/25/2035		394	293
2.957% due 08/25/2036 ^(j)		3,054	2,835
2.968% due 11/25/2035		76	66
2.990% due 05/25/2036 ^		986	759
3.106% due 08/25/2036 ^		632	467
3.237% due 05/25/2035		635	530
3.465% due 11/25/2036 ^		626	524
4.109% due 09/25/2034		605	600
4.213% due 07/25/2035 ^		410	340
Bluestone Securities PLC
0.601% due 06/09/2043	GBP	382	461

BRAD Resecuritization Trust
2.180% due 03/12/2021		$3,233	221
6.550% due 03/12/2021		604	607
CBA Commercial Small Balance Commercial Mortgage
5.540% due 01/25/2039 ^		1,741	1,292
Celtic Residential Irish Mortgage Securitisation PLC
0.001% due 11/13/2047 (j)	EUR	526	569
Chase Mortgage Finance Trust
5.500% due 11/25/2021 ^		$1,006	824
6.000% due 03/25/2037 ^(j)		1,010	873
Citigroup Global Markets Mortgage Securities, Inc.
6.500% due 02/25/2029		368	371
Citigroup Mortgage Loan Trust, Inc.
3.037% due 03/25/2037 ^(j)		2,028	1,802
5.500% due 11/25/2035 ^		786	704
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049 (j)		2,677	2,158
Commercial Mortgage Loan Trust
6.296% due 12/10/2049		846	541
Commercial Mortgage Trust
6.323% due 07/10/2046 (j)		2,170	2,388
Countrywide Alternative Loan Trust
0.775% due 06/25/2037 ^		1,283	679
0.875% due 05/25/2036 ^		2,142	975
0.875% due 06/25/2036 ^(j)		1,843	1,123
5.500% due 10/25/2035 ^		413	372
5.500% due 12/25/2035 ^(j)		1,978	1,663
5.750% due 05/25/2036 ^		369	289
6.000% due 11/25/2035 ^		441	189
6.000% due 04/25/2036 ^		394	327
6.000% due 04/25/2037 ^		721	496
6.500% due 09/25/2032 ^		456	441
6.500% due 07/25/2035 ^		856	598
6.500% due 06/25/2036 ^		610	447
Countrywide Home Loan Mortgage Pass-Through Trust
1.165% due 03/25/2035 (j)		778	645
2.834% due 11/25/2035 ^(j)		2,855	2,361
2.881% due 03/25/2037 ^(j)		1,463	1,132
2.902% due 08/20/2035 ^		127	114
2.908% due 06/20/2035		286	257
3.175% due 08/25/2034 ^		68	58
3.287% due 09/25/2047 ^		1,009	888
5.500% due 08/25/2035 ^		107	99
Credit Suisse Commercial Mortgage Trust
6.500% due 07/26/2036 ^		547	313
Credit Suisse First Boston Mortgage Securities Corp.
7.500% due 05/25/2032		1,690	1,807
Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.125% due 07/25/2036 ^		637	231
5.896% due 04/25/2036		562	404
6.500% due 05/25/2036 ^		445	281
Debussy PLC
5.930% due 07/12/2025 (j)	GBP	7,000	9,095
Deutsche ALT-A Securities, Inc.
0.675% due 02/25/2047		$760	541
Deutsche ALT-B Securities, Inc.
6.250% due 07/25/2036 ^		121	93
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
5.500% due 09/25/2033		189	196
Downey Savings & Loan Association Mortgage Loan Trust
0.711% due 04/19/2047 ^		476	182
EMF-NL BV
0.705% due 07/17/2041	EUR	800	746
1.955% due 10/17/2041		1,000	1,045
Epic Drummond Ltd.
0.000% due 01/25/2022		965	1,063
Eurosail PLC
1.979% due 09/13/2045	GBP	1,814	1,837
2.629% due 09/13/2045		1,314	1,217
4.229% due 09/13/2045		1,126	1,180
First Horizon Alternative Mortgage Securities Trust
2.608% due 11/25/2036 ^		$1,745	1,353
2.676% due 05/25/2036 ^		2,178	1,765
2.751% due 08/25/2035 ^		181	41
2.896% due 02/25/2036		213	171
6.250% due 11/25/2036 ^		139	108
First Horizon Mortgage Pass-Through Trust
2.660% due 07/25/2037 ^		151	126
2.761% due 01/25/2037 ^(j)		1,226	1,081
GE Commercial Mortgage Corp. Trust
5.606% due 12/10/2049 (j)		5,300	5,255
GMAC Mortgage Corp. Loan Trust
3.495% due 06/25/2034		219	215
3.500% due 06/25/2034		200	199
3.558% due 07/19/2035		93	85

GreenPoint Mortgage Funding Trust
0.705% due 01/25/2037		1,433	1,168
GS Mortgage Securities Trust
1.575% due 08/10/2043 (a)		8,178	367
6.212% due 08/10/2043 (j)		2,100	2,179
GSR Mortgage Loan Trust
0.975% due 07/25/2037 ^		488	290
2.952% due 01/25/2036 ^(j)		1,599	1,497
3.373% due 12/25/2034		37	36
6.000% due 09/25/2034		191	191
HarborView Mortgage Loan Trust
0.721% due 02/19/2046 (j)		2,143	1,648
0.741% due 11/19/2036 (j)		4,079	2,979
1.091% due 06/19/2034		345	322
1.171% due 01/19/2035		325	279
2.923% due 08/19/2036 ^		280	209
HomeBanc Mortgage Trust
0.775% due 03/25/2035		419	356
IM Pastor Fondo de Titulizacion de Activos
0.000% due 03/22/2044	EUR	756	685
Impac CMB Trust
1.045% due 11/25/2035 ^		$392	323
IndyMac Mortgage Loan Trust
0.755% due 04/25/2035		227	198
1.325% due 08/25/2034		214	181
1.385% due 09/25/2034		509	466
2.648% due 06/25/2037 ^		426	327
3.025% due 12/25/2036 ^		1,785	1,587
3.139% due 05/25/2037 ^(j)		4,792	3,858
4.007% due 11/25/2036 ^		1,302	1,157
4.405% due 05/25/2037 ^		30	9
JPMorgan Alternative Loan Trust
3.029% due 05/25/2036 ^		553	427
5.500% due 11/25/2036 ^		7	5
JPMorgan Chase Commercial Mortgage Securities Trust
5.664% due 01/12/2043 (j)		925	926
JPMorgan Commercial Mortgage-Backed Securities Trust
5.720% due 03/18/2051 (j)		4,000	4,041
JPMorgan Mortgage Trust
2.944% due 07/25/2035		169	167
2.964% due 05/25/2036 ^		965	864
3.069% due 10/25/2036 ^		69	59
6.000% due 08/25/2037 ^		775	693
Landmark Mortgage Securities PLC
0.000% due 06/17/2038	EUR	277	296
0.599% due 06/17/2038	GBP	727	905
Lehman Mortgage Trust
5.927% due 04/25/2036		$448	404
6.000% due 05/25/2037 ^(j)		1,903	1,862
MASTR Adjustable Rate Mortgages Trust
1.247% due 01/25/2047 ^		484	344
3.299% due 10/25/2034		948	837
Merrill Lynch Mortgage Trust
6.008% due 06/12/2050 (j)		5,400	5,228
Morgan Stanley Mortgage Loan Trust
2.819% due 07/25/2035 ^(j)		2,162	1,774
2.977% due 01/25/2035 ^		304	110
5.750% due 12/25/2035 ^		540	522
6.000% due 08/25/2037 ^		349	306
Prime Mortgage Trust
0.875% due 06/25/2036 ^		4,082	2,296
7.000% due 07/25/2034		231	221
Regal Trust
2.193% due 09/29/2031		15	14
Residential Accredit Loans, Inc. Trust
0.735% due 06/25/2037		2,499	1,958
5.500% due 04/25/2037		149	124
6.000% due 08/25/2035 ^		713	650
6.000% due 01/25/2037 ^		703	589
Residential Asset Securitization Trust
6.000% due 03/25/2037 ^		578	396
6.000% due 07/25/2037 (j)		8,742	6,148
Residential Funding Mortgage Securities, Inc. Trust
4.653% due 07/27/2037 ^		377	330
6.000% due 06/25/2037 ^		578	531
Sequoia Mortgage Trust
3.092% due 01/20/2038 ^		423	364
Structured Adjustable Rate Mortgage Loan Trust
2.967% due 01/25/2036 ^		1,432	1,085
3.501% due 08/25/2034		30	29
4.307% due 11/25/2036 ^		552	533
Structured Asset Mortgage Investments Trust
0.735% due 08/25/2036 ^(j)		2,808	2,132
0.755% due 05/25/2045		199	176
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.879% due 01/25/2034		530	501

TBW Mortgage-Backed Trust
6.000% due 07/25/2036 ^		382	277
Theatre Hospitals PLC
4.278% due 10/15/2031	GBP	257	314
WaMu Commercial Mortgage Securities Trust
5.960% due 03/23/2045 (j)		$4,791	4,826
WaMu Mortgage Pass-Through Certificates Trust
2.193% due 07/25/2046 (j)		2,431	2,190
2.220% due 11/25/2036 ^		423	363
2.415% due 03/25/2037 ^		687	552
2.482% due 03/25/2033		109	109
2.540% due 06/25/2037 ^(j)		2,064	1,859
2.729% due 07/25/2037 ^		1,585	1,435
2.846% due 07/25/2037 ^(j)		3,610	2,925
Washington Mutual Mortgage Pass-Through Certificates Trust
1.357% due 10/25/2046 ^		625	446
1.600% due 06/25/2033		67	67
Wells Fargo Mortgage-Backed Securities Trust
1.025% due 07/25/2037 ^		342	291
3.001% due 04/25/2036 ^		38	37
3.004% due 09/25/2036 ^		34	32
3.027% due 10/25/2036 ^		34	32

Total Non-Agency Mortgage-Backed Securities (Cost $135,161)			149,266

ASSET-BACKED SECURITIES 44.9%
Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2021		211	69
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.250% due 05/25/2034		154	120
3.375% due 08/25/2032		1,189	1,135
Asset-Backed Funding Certificates Trust
0.675% due 10/25/2036 (j)		8,059	7,150
1.085% due 10/25/2033		167	153
1.185% due 03/25/2035 (j)		4,431	3,661
Associates Manufactured Housing Pass-Through Certificates
7.150% due 03/15/2028 (j)		1,592	1,901
Bear Stearns Asset-Backed Securities Trust
0.907% due 09/25/2034		849	781
3.024% due 07/25/2036		682	447
Bombardier Capital Mortgage Securitization Corp.
7.830% due 06/15/2030		3,561	1,809
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031		967	1,068
7.960% due 05/01/2031		1,738	1,303
7.970% due 05/01/2032		271	162
8.060% due 09/01/2029 (j)		3,063	1,885
9.163% due 03/01/2033		3,004	2,783
Conseco Financial Corp.
6.220% due 03/01/2030		123	130
6.330% due 11/01/2029		50	51
6.530% due 02/01/2031		1,344	1,346
7.050% due 01/15/2027		188	199
7.140% due 03/15/2028		220	228
7.240% due 06/15/2028		75	75
Countrywide Asset-Backed Certificates
0.665% due 06/25/2035 (j)		9,688	7,542
0.774% due 01/25/2037 (j)		15,575	13,407
0.865% due 12/25/2036 ^		742	388
1.085% due 08/25/2032 ^		384	337
1.800% due 02/25/2035 (j)		3,750	3,520
Countrywide Asset-Backed Certificates Trust
0.675% due 03/25/2047 (j)		6,639	6,220
1.305% due 11/25/2034 (j)		485	474
4.693% due 10/25/2035		25	25
Credit Suisse First Boston Mortgage Securities Corp.
1.575% due 02/25/2031		2,164	1,976
Credit-Based Asset Servicing and Securitization LLC
1.844% due 12/25/2035		1,377	1,121
First Franklin Mortgage Loan Trust
0.975% due 11/25/2036 (j)		10,000	9,293
1.125% due 07/25/2035 (j)		8,092	6,306
Greenpoint Manufactured Housing
8.300% due 10/15/2026		863	955
Home Equity Asset Trust
2.925% due 10/25/2033		24	23
Home Equity Loan Trust
0.755% due 04/25/2037		6,015	3,887
0.865% due 04/25/2037		8,700	5,272
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.765% due 04/25/2037 (j)		17,072	10,841
0.845% due 04/25/2037 (j)		5,773	4,532
JPMorgan Mortgage Acquisition Trust
0.604% due 08/25/2036		10	5
0.715% due 03/25/2047		1,849	1,453

KGS Alpha SBA Trust
0.958% due 04/25/2038 (a)		1,681	60
Lehman ABS Mortgage Loan Trust
0.615% due 06/25/2037 (j)		6,640	4,119
Long Beach Mortgage Loan Trust
3.000% due 03/25/2032		314	271
MASTR Asset-Backed Securities Trust
5.233% due 11/25/2035		74	75
Morgan Stanley Dean Witter Capital, Inc. Trust
1.950% due 02/25/2033		531	513
Morgan Stanley Home Equity Loan Trust
1.575% due 12/25/2034 (j)		4,445	3,910
National Collegiate Commutation Trust
0.000% due 03/25/2038		10,400	4,363
NovaStar Mortgage Funding Trust
0.695% due 11/25/2036		1,562	775
Oakwood Mortgage Investors, Inc.
0.754% due 06/15/2032		22	20
Option One Mortgage Loan Trust
5.662% due 01/25/2037 ^		22	22
Origen Manufactured Housing Contract Trust
7.650% due 03/15/2032		2,151	2,239
Ownit Mortgage Loan Trust
3.532% due 12/25/2036		2,514	1,476
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.400% due 10/25/2034		1,161	700
Residential Asset Mortgage Products Trust
1.649% due 08/25/2033		834	756
2.250% due 09/25/2034		3,239	2,343
4.020% due 04/25/2033		3	2
5.220% due 07/25/2034 ^		90	86
5.782% due 11/25/2033 (j)		995	1,058
Residential Asset Securities Corp. Trust
0.965% due 10/25/2035		3,526	2,782
Saxon Asset Securities Trust
1.500% due 12/26/2034		635	506
Securitized Asset-Backed Receivables LLC Trust
0.755% due 02/25/2037 ^		413	247
1.200% due 01/25/2035		48	45
SLM Student Loan Trust
0.000% due 01/25/2042 (e)		2	2,105
SoFi Professional Loan Program LLC
0.000% due 01/25/2039 (e)		2,540	1,475
Soloso CDO Ltd.
0.977% due 10/07/2037		1,300	533
South Coast Funding Ltd.
0.916% due 01/06/2041		44,195	11,602
Specialty Underwriting & Residential Finance Trust
0.675% due 06/25/2037 (j)		6,563	4,748
Structured Asset Investment Loan Trust
0.745% due 01/25/2036 (j)		6,618	5,173
Structured Asset Securities Corp. Mortgage Loan Trust
0.825% due 06/25/2035		461	409
Talon Funding Ltd.
1.325% due 06/05/2035		1,290	696
UCFC Home Equity Loan Trust
7.750% due 04/15/2030		741	735
Vanderbilt Acquisition Loan Trust
7.330% due 05/07/2032		314	334

Total Asset-Backed Securities (Cost $145,527)			158,211

SOVEREIGN ISSUES 0.4%
Costa Rica Government International Bond
7.000% due 04/04/2044		500	536
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	46,000	441
4.500% due 07/03/2017		40,000	388
4.750% due 04/17/2019	EUR	200	205

Total Sovereign Issues (Cost $1,509)			1,570

	SHARES
COMMON STOCKS 0.2%
CONSUMER DISCRETIONARY 0.1%
Tribune Media Co. ‘A’		5,969	218
tronc, Inc.		1,492	25

			243

ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR	110,823	0

FINANCIALS 0.1%
TIG FinCo PLC (h)	330,393	317

Total Common Stocks (Cost $830)		560

CONVERTIBLE PREFERRED SECURITIES 5.3%
BANKING & FINANCE 5.3%
Wells Fargo & Co.
7.500% (f)	14,500	18,854

Total Convertible Preferred Securities (Cost $9,203)		18,854

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Navient Corp. CPI Linked Security
3.006% due 03/15/2017	32,400	807
3.056% due 01/16/2018	8,500	211

Total Preferred Securities (Cost $460)		1,018

SHORT-TERM INSTRUMENTS 6.5%
REPURCHASE AGREEMENTS (i) 4.6%		16,359

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 1.9%
0.477% due 03/02/2017 - 03/09/2017 (d)(e)(m)	$6,602	6,592

Total Short-Term Instruments (Cost $22,948)		22,951

Total Investments in Securities (Cost $572,145)		589,363

Total Investments 167.1% (Cost $572,145)		$589,363
Financial Derivative Instruments (k)(l) (1.1)% (Cost or Premiums, net $(4,948))		(3,757)
Other Assets and Liabilities, net (66.0)%		(232,858)

Net Assets 100.0%		$352,748

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(h)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC 12.000% due 08/08/2019	08/07/2014	$4,878	$4,799	1.36%
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	2,900	3,162	0.90
TIG FinCo PLC	04/02/2015	490	317	0.09

		$8,268	$8,278	2.35%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SAL	1.300%	09/30/2016	10/03/2016	$15,600	U.S. Treasury Notes 1.750% due 01/31/2023	$(15,891)	$15,600	$15,602
SSB	0.010	09/30/2016	10/03/2016	759	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	(48)	759	759

Total Repurchase Agreements						$(15,939)	$16,359	$16,361

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BCY	0.900%	11/24/2015	TBD	(4)		$(4,824)	$(4,862)
	1.888	08/09/2016	11/09/2016			(508)	(509)
	1.900	08/30/2016	11/30/2016			(559)	(560)
	2.146	07/01/2016	10/03/2016			(2,900)	(2,916)
	2.154	08/17/2016	11/17/2016			(1,272)	(1,276)
	2.311	08/23/2016	11/23/2016			(3,840)	(3,850)
	2.353	09/26/2016	12/21/2016			(7,985)	(7,989)
	2.354	10/03/2016	01/03/2017			(2,829)	(2,829)
	2.667	05/15/2015	11/14/2016			(7,745)	(7,773)
BPS	1.050	07/20/2016	10/20/2016		GBP	(1,045)	(1,357)
	1.150	08/05/2016	10/05/2016			(782)	(1,015)
	1.440	07/11/2016	10/06/2016			$(1,626)	(1,631)
	1.530	09/13/2016	10/27/2016			(2,125)	(2,127)
DEU	1.500	08/26/2016	10/31/2016			(141)	(141)
	1.500	08/26/2016	11/28/2016			(2,201)	(2,204)
	1.600	08/12/2016	11/09/2016			(1,765)	(1,769)
	1.600	08/26/2016	11/23/2016			(1,627)	(1,630)
FOB	2.273	09/06/2016	10/06/2016			(2,399)	(2,403)
JML	1.400	09/12/2016	10/07/2016			(7,044)	(7,050)
JPS	2.283	08/12/2016	10/12/2016			(6,688)	(6,710)
MSC	1.250	08/29/2016	11/29/2016			(3,424)	(3,428)
	1.650	08/02/2016	11/02/2016			(1,273)	(1,277)
	1.700	09/12/2016	12/07/2016			(3,240)	(3,243)
	2.854	09/16/2016	09/15/2017			(1,287)	(1,289)
RBC	1.580	06/24/2016	12/23/2016			(2,960)	(2,973)
	1.600	06/09/2016	12/07/2016			(4,393)	(4,416)
	1.660	07/20/2016	01/19/2017			(3,734)	(3,747)
	2.550	09/26/2016	03/27/2017			(5,859)	(5,862)
	2.560	09/13/2016	03/13/2017			(4,510)	(4,516)
RDR	1.060	07/07/2016	10/07/2016			(1,084)	(1,087)
	1.210	08/24/2016	11/22/2016			(2,164)	(2,167)
RTA	1.501	07/14/2016	01/13/2017			(459)	(461)
	2.094	01/05/2016	01/04/2017			(7,858)	(7,982)
	2.209	04/15/2016	04/13/2017			(5,337)	(5,393)
	2.211	03/15/2016	03/14/2017			(2,265)	(2,293)
	2.230	04/29/2016	04/27/2017			(4,791)	(4,838)
	2.239	04/25/2016	04/24/2017			(960)	(970)
	2.432	08/03/2016	08/02/2017			(5,568)	(5,591)
SAL	1.453	07/05/2016	10/05/2016			(4,533)	(4,549)
	1.725	08/29/2016	11/29/2016			(420)	(421)
	1.752	09/13/2016	12/13/2016			(692)	(693)
	1.802	07/22/2016	10/24/2016			(2,651)	(2,661)
SOG	1.290	07/18/2016	10/18/2016			(3,173)	(3,182)
	1.290	07/25/2016	10/25/2016			(1,073)	(1,076)
	1.400	08/12/2016	11/15/2016			(1,444)	(1,447)
	1.400	08/22/2016	11/21/2016			(1,177)	(1,179)
	1.400	08/24/2016	11/21/2016			(4,238)	(4,245)
	1.400	09/28/2016	11/28/2016			(2,126)	(2,126)
	1.450	09/19/2016	12/15/2016			(3,159)	(3,161)
	1.500	09/20/2016	12/14/2016			(6,244)	(6,247)
	1.500	09/23/2016	12/14/2016			(1,186)	(1,186)
	1.650	08/26/2016	02/27/2017			(3,051)	(3,056)
	1.650	09/02/2016	02/27/2017			(815)	(816)
	2.375	06/09/2016	12/09/2016			(7,144)	(7,199)
	2.547	07/20/2016	07/20/2017			(11,097)	(11,156)
UBS	0.150	07/20/2016	10/20/2016		EUR	(1,207)	(1,357)
	0.500	07/18/2016	10/18/2016			(424)	(477)
	0.500	09/27/2016	04/23/2018			(408)	(459)
	0.900	07/13/2016	10/13/2016		GBP	(3,576)	(4,645)
	1.000	08/15/2016	10/17/2016			(2,134)	(2,769)
	1.100	08/18/2016	11/18/2016			(1,554)	(2,017)
	1.150	09/20/2016	12/20/2016			(2,384)	(3,091)
	1.300	08/22/2016	11/21/2016			$(208)	(208)
	1.380	09/01/2016	12/01/2016			(4,091)	(4,096)
	1.420	07/20/2016	10/20/2016		GBP	(5,099)	(6,629)
	1.490	07/19/2016	10/19/2016			$(3,574)	(3,585)
	1.520	08/03/2016	11/03/2016			(200)	(200)
	1.570	08/03/2016	11/03/2016			(874)	(876)
	1.650	07/28/2016	10/28/2016			(1,534)	(1,539)
	1.650	09/28/2016	12/28/2016			(5,348)	(5,349)
	1.750	09/12/2016	12/07/2016			(2,145)	(2,147)
	1.830	08/30/2016	11/30/2016			(1,355)	(1,357)
	2.103	07/05/2016	10/05/2016			(2,648)	(2,662)
	2.111	07/06/2016	10/06/2016			(2,501)	(2,514)
	2.153	07/05/2016	10/05/2016			(855)	(860)
	2.161	07/06/2016	10/06/2016			(7,403)	(7,443)
	2.203	07/05/2016	10/05/2016			(1,172)	(1,178)
	2.211	07/06/2016	10/06/2016			(1,629)	(1,638)

Total Reverse Repurchase Agreements							$(233,630)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(212,584) at a weighted average interest rate of 1.773%.
(4)	Open maturity reverse repurchase agreement.

(j)	Securities with an aggregate market value of $303,963 have been pledged as collateral under the terms of master agreements as of September 30, 2016.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	71,100	$(230)	$118	$29	$0
Pay	1-Year BRL-CDI	15.590	01/04/2021		20	1	0	0	0
Pay	3-Month CAD-Bank Bill	3.300	06/19/2024	CAD	13,300	1,745	1,127	0	(47)
Receive	3-Month CAD-Bank Bill	3.500	06/20/2044		4,400	(1,521)	(1,368)	34	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		$22,100	904	321	0	(29)
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		6,700	(167)	(38)	36	0
Receive	3-Month USD-LIBOR *	2.250	12/21/2046		18,050	(1,824)	(276)	325	0
Pay	6-Month AUD-BBR-BBSW	3.500	06/17/2025	AUD	5,200	488	360	15	0

						$(604)	$244	$439	$(76)

Total Swap Agreements						$(604)	$244	$439	$(76)

*	This security has a forward starting effective date.

Cash of $2,398 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2016	EUR	370		$416	$0	$0
BOA	10/2016	BRL	1,102		340	1	0
	10/2016	GBP	15,754		20,843	424	0
	10/2016		$337	BRL	1,102	2	0
BPS	10/2016		24,580	GBP	18,893	0	(92)
	11/2016	GBP	18,893		$24,592	90	0
CBK	10/2016	BRL	58		18	0	0
	10/2016		$18	BRL	58	0	0
GLM	10/2016	CAD	340		$259	0	0
	10/2016	EUR	290		326	0	0
	10/2016	GBP	133		175	3	0
	10/2016	JPY	80,800		780	0	(16)
	10/2016		$11,928	EUR	10,639	23	0
	11/2016	EUR	9,991		$11,214	0	(25)
JPM	10/2016	GBP	3,259		4,339	115	0
	10/2016		$235	EUR	209	0	0
	10/2016		397	GBP	306	0	(1)
MSB	10/2016	BRL	1,161		$358	2	0
	10/2016	EUR	10,393		11,755	80	0
	10/2016		$358	BRL	1,161	0	(1)
	11/2016		356		1,161	0	(2)
TOR	10/2016	GBP	53		$71	2	0
UAG	10/2016		$229	EUR	205	1	0

Total Forward Foreign Currency Contracts						$743	$(137)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Russia Government International Bond	1.000%	06/20/2024	2.63%	$400	$(40)	$(4)	$0	$(44)
BRC	Gazprom S.A.	1.900	12/20/2017	0.761	1,250	0	24	24	0
	JSC VTB Bank	2.340	12/20/2017	1.564	1,250	0	20	20	0
	Russia Government International Bond	1.000	06/20/2024	2.63	400	(46)	2	0	(44)
	Russia Government International Bond	1.000	09/20/2024	2.65	300	(25)	(9)	0	(34)
CBK	Russia Government International Bond	1.000	06/20/2024	2.63	500	(53)	(2)	0	(55)
	Russia Government International Bond	1.000	09/20/2024	2.65	300	(26)	(8)	0	(34)
FBF	TNK-NS BP Finance S.A.	3.150	12/20/2017	1.33	1,500	0	47	47	0
GST	Petrobras Global Finance BV	1.000	09/20/2020	4.241	110	(16)	3	0	(13)
	Russia Government International Bond	1.000	03/20/2020	1.52	100	(19)	18	0	(1)
	Russia Government International Bond	1.000	06/20/2024	2.63	200	(23)	1	0	(22)
HUS	Russia Government International Bond	1.000	06/20/2019	1.20	130	(5)	4	0	(1)
	Russia Government International Bond	1.000	06/20/2024	2.63	130	(13)	(1)	0	(14)
	Russia Government International Bond	1.000	09/20/2024	2.65	69	(10)	2	0	(8)
JPM	Russia Government International Bond	1.000	06/20/2024	2.63	200	(18)	(4)	0	(22)

						$(294)	$93	$91	$(292)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	ABX.HE.AA.6-1 Index	0.320%	07/25/2045	$18,207	$(3,623)	$149	$0	$(3,474)
	ABX.HE.PENAAA.7-1 Index	0.090	08/25/2037	5,324	(1,031)	(20)	0	(1,051)
					$(4,654)	$129	$0	$(4,525)

Total Swap Agreements					$(4,948)	$222	$91	$(4,817)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	Securities with an aggregate market value of $5,371 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$13,812	$119	$13,931
Corporate Bonds & Notes
Banking & Finance	0	82,585	11,440	94,025
Industrials	0	90,199	2,786	92,985
Utilities	0	26,128	0	26,128
Convertible Bonds & Notes
Banking & Finance	0	5,310	0	5,310
Municipal Bonds & Notes
Illinois	0	359	0	359
Iowa	0	156	0	156
West Virginia	0	2,589	0	2,589
U.S. Government Agencies	0	1,450	0	1,450
Non-Agency Mortgage-Backed Securities	0	147,258	2,008	149,266
Asset-Backed Securities	0	150,209	8,002	158,211
Sovereign Issues	0	1,570	0	1,570
Common Stocks
Consumer Discretionary	243	0	0	243
Financials	0	0	317	317
Convertible Preferred Securities
Banking & Finance	0	18,854	0	18,854
Preferred Securities
Banking & Finance	1,018	0	0	1,018
Short-Term Instruments
Repurchase Agreements	0	16,359	0	16,359
U.S. Treasury Bills	0	6,592	0	6,592

Total Investments	$1,261	$563,430	$24,672	$589,363

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	439	0	439
Over the counter	0	834	0	834
	$0	$1,273	$0	$1,273

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(76)	0	(76)
Over the counter	0	(4,954)	0	(4,954)

	$0	$(5,030)	$0	$(5,030)

Totals	$1,261	$559,673	$24,672	$585,606

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2016:

Category and Subcategory	Beginning Balance at 06/30/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2016 (1)
Investments in Securities, at Value
Bank Loan Obligations	$222	$0	$0	$0	$0	$(103)	$0	$0	$119	$(103)
Corporate Bonds & Notes
Banking & Finance	10,482	0	(32)	8	0	164	818	0	11,440	163
Industrials	5,369	0	0	8	(12)	(25)	0	(2,554)	2,786	(34)
Non-Agency Mortgage-Backed Securities	879	1,213	(13)	2	1	(74)	0	0	2,008	(72)
Asset-Backed Securities	66	8,118	0	26	0	(208)	0	0	8,002	(208)
Common Stocks
Financials	211	0	0	0	0	106	0	0	317	106
Warrants
Industrials	0	0	0	0	(40)	40	0	0	0	0

Totals	$17,229	$9,331	$(45)	$44	$(51)	$(100)	$818	$(2,554)	$24,672	$(148)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$119	Other Valuation Techniques (2)	—	—
Corporate Bonds & Notes
Banking & Finance	818	Indicative Market Quotation	Broker Quote	23.50
	3,162	Proxy Pricing	Base Price	102.67
	7,460	Reference Instrument	Spread Movement	5.00 - 160.52 bps
Industrials	2,786	Proxy Pricing	Base Price	99.50
Non-Agency Mortgage-Backed Securities	2,008	Proxy Pricing	Base Price	6.83 - 100.25
Asset-Backed Securities	8,002	Proxy Pricing	Base Price	3.55 - 106,003.18
Common Stocks
Financials	317	Other Valuation Techniques (2)	—	—

Total	$24,672

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels, along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$ 572,147	$53,639	$(36,423)	$17,216

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets
BCY	Barclays Capital, Inc.	GST	Goldman Sachs International	RTA	Royal Bank of Canada
BOA	Bank of America N.A.	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	JML	JPMorgan Securities PLC	SOG	Societe Generale
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	TOR	Toronto Dominion Bank
DEU	Deutsche Bank Securities, Inc.	MSB	Morgan Stanley Bank N.A.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.	UBS	UBS Securities LLC
FOB	Credit Suisse Securities (USA) LLC	RBC	Royal Bank of Canada

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	JPY	Japanese Yen
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar
CAD	Canadian Dollar

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPI	Consumer Price Index	PENAAA	Penultimate AAA Sub-Index

Other Abbreviations:
ABS	Asset-Backed Security	BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	CDI	Brazil Interbank Deposit Rate	PIK	Payment-in-Kind
BBR	Bank Bill Rate	CDO	Collateralized Debt Obligation	SP - ADR	Sponsored American Depositary Receipt

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Income Opportunity Fund

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 28, 2016

By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 28, 2016

By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: November 28, 2016